Commitments & Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES

16. Commitments & Contingencies

Occasionally, the Company may be involved in claims and legal proceedings arising from the ordinary course of its business. The Company records a provision for a liability when it believes that it is both probable that a liability has been incurred, and the amount can be reasonably estimated. If these estimates and assumptions change or prove to be incorrect, it could have a material impact on the Company’s consolidated financial statements. Contingencies are inherently unpredictable, and the assessments of the value can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions.

Lease Commitments

The Company accounts for lease transactions in accordance with Topic 842, Leases (“ASC 842”), which requires an entity to recognize a right-of-use (“ROU”) asset and a lease liability for virtually all leases. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

There are no other leases that meet the reporting standards of ASU Topic 842 as the Company does not have any other leases with a term exceeding twelve months. Other lease payments not accounted for under ASU Topic 842 total $16,190 and $46,706 for the three and nine months ended September 30, 2021, respectively. Other lease payments not accounted for under ASU Topic 842 total $19,584 and $55,471 for the three and nine months ended September 30, 2020, respectively.

An ROU asset of $1,411,461 was recognized upon the CMI Transaction. The present value of the liabilities decreased by $150,259 and 363,707 for the three and nine months ended September 30, 2021, respectively. The present value of the liabilities decreased by $123,530 and $344,762 for the three and nine months ended September 30, 2020, respectively. This balance is included in the operating section of the statement of cash flows for the nine months ended September 30, 2021 and 2020. Operating lease cost was approximately $169,326 and $495,360 for the three and nine months ended September 30, 2021, respectively. Operating lease cost was approximately $159,525 and $467,607 for the three and nine months ended September 30, 2020, respectively.

The Company does not have any leases that have not yet commenced which are significant.

Legal Proceedings

We know of no material, existing or pending legal proceedings against us, nor are we involved as a plaintiff in any material proceeding or pending litigation. There are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our company.

16. COMMITMENTS & CONTINGENCIES

Occasionally, the Company may be involved in claims and legal proceedings arising from the ordinary course of its business. The Company records a provision for a liability when it believes that it is both probable that a liability has been incurred, and the amount can be reasonably estimated. If these estimates and assumptions change or prove to be incorrect, it could have a material impact on the Company’s consolidated financial statements. Contingencies are inherently unpredictable, and the assessments of the value can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions.

Lease Commitments

The Company accounts for lease transactions in accordance with Topic 842, Leases (“ASC 842”), which requires an entity to recognize a right-of-use (“ROU”) asset and a lease liability for virtually all leases. The Company determines if an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys to the Company the right to control the use of an explicitly or implicitly identified fixed asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed to the Company if the Company obtains the rights to direct the use of and to obtain substantially all of the economic benefits from using the underlying asset.

Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company has lease agreements which include lease and non-lease components, which the Company has elected to account for as a single lease component for all classes of underlying assets.

Variable lease payments not dependent on a rate or index associated with the Company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed as probable. Management determined that there were no variable lease costs during the years ended December 31, 2020 and 2019.

Operating lease payments are recognized as lease expense on a straight-line basis over the lease term. The Company primarily leases buildings (real estate) which are classified as operating leases. ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As an implicit interest rate is not readily determinable in the Company’s leases, the incremental borrowing rate is used based on the information available at commencement date in determining the present value of lease payments.

The lease term for all of the Company’s leases includes the non-cancellable period of the lease plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor. Options for lease renewals have been excluded from the lease term (and lease liability) for the majority of the Company’s leases as the reasonably certain threshold is not met.

Lease payments included in the measurement of the lease liability are comprised of fixed payments, variable payments that depend on index or rate, and amounts probable to be payable under the exercise of the Company option to purchase the underlying asset if reasonably certain.

Operating Leases

The Company adopted ASU Topic 842 January 1, 2019, but had no reportable operating leases at that point in time. Upon the CMI transaction, an initial right-of-use (“ROU”) asset of $1,411,461 was recognized. The present value of this lease liability decreased by $472,154 for the year ended December 31, 2020 and decreased by $167,729 for the period from the acquisition to December 31, 2019. This activity is included in operating activities from discontinued operations line item of the statement of cash flows. Operating lease cost was $627,132 for the year ended December 31, 2020 and was $252,290 for the period from the acquisition to December 31, 2019 and. The CMI transaction ROU leases consist of the following:

The Company leases its Englewood retail location from an unrelated third party. The lease expires in May 2022 and lease payments increase approximately 5% of base rent annually. The Company has the option to extend the lease for an additional five years. The rent during the extended lease term will be determined at the time of renewal.

The Company leases its production facility location from an unrelated third party. The lease expires in April 2022 and lease payments increase approximately 5% of base rent annually. The Company has the option to extend the lease for an additional five-year term, commencing May 1, 2022 through April 30, 2027. Rent shall increase at the rate of 4% per year compounded during the extended lease term.

The Company leases its Lakewood retail location from an unrelated third party. The lease expires in March 2021 and lease payments increase approximately 5% of base rent annually.

Future minimum lease commitments under operating leases as of December 31, 2020 are as follows:

Years Ending December 31,
2021	$638,586
2022	218,168
Total undiscounted operating lease payments	856,754
Less: imputed interest	(85,176)
Present value of operating lease liability	$771,578

Weighted-average remaining lease term (years)	1.25
Weighted-average remaining discount rate	15%

There are no other leases that meet the reporting standards of ASU Topic 842 as the Company does not have any other leases with a term exceeding twelve months. Lease payments for leases with terms less than twelve months are not accounted for under ASU Topic 842 and were $73,777 and $23,322 for the years ended December 31, 2020 and 2019, respectively. The Company does not have any leases that have not yet commenced which are significant.

Legal Proceedings

Legal proceedings covering a dispute arising from a past employment agreements is pending against our principal business partner, CMI. In Gaudio v. Critical Mass Industries, LLC et al, the defendant CMI has recently filed an ex-parte application for a Scheduling Order re: motion to set aside entry of default. On March 14, 2021, Plaintiff filed an opposition to CMI’s ex parte application. On March 15, 2021, the court issued an order granting CMI’s ex parte application. CMI’s motion to set aside a default judgment will be heard on April 26, 2021. It is possible that there could be adverse developments in the Gaudio case. An unfavorable outcome or settlement of pending litigation would have a significant impact on our ability to collect receivables from CMI, to complete any of the pending transactions involving our Colorado assets and agreements, and could encourage the commencement of additional litigation against CMI or the Company. We and our subsidiaries will record provisions in the consolidated financial statements for pending litigation when we determine that an unfavorable outcome is probable and the amount of the loss can be reasonably estimated. At the present time, while it is reasonably possible that an unfavorable outcome in the Gaudio case may occur, (i) management is unable to estimate the possible loss or range of loss that our Company would undergo that could result from an unfavorable outcome or settlement in Gaudio; and (iii) accordingly, management has not provided any amounts in the consolidated financial statements for an unfavorable outcome in this case, if applicable. Any applicable legal advice costs are expensed as incurred.

It is possible that our consolidated results of operations, cash flows or financial position could be materially affected in a particular fiscal quarter or fiscal year by an unfavorable outcome or settlement of certain pending litigation. Nevertheless, although litigation is subject to uncertainty, we and each of our subsidiaries named as a defendant believe, and each has been so advised by counsel handling the respective cases, that we have valid defenses to the litigation pending against us, as well as valid bases for appeal of adverse verdicts, if any. All such cases are, and will continue to be, vigorously defended. However, we and our subsidiaries may enter into settlement discussions in particular cases if we believe it is in our best interests to do so.